Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)		$ 2,258	$ 2,272	$ 259
Other comprehensive income (loss), net of tax:
Change in fair value cash flow hedges	[1]	(11)	10	0
Change in foreign currency translation adjustment	[1]	(51)	156	(124)
Change in net actuarial gain (loss)		5	(16)	(27)
Change in net unrealized gains (losses) available-for-sale securities	[1]	3	(7)	4
Total other comprehensive income (loss)		(54)	143	(147)
Total comprehensive income (loss)		2,204	2,415	112
Less: Comprehensive income (loss) attributable to non-controlling interests		50	57	59
Total comprehensive income (loss) attributable to stockholders		$ 2,154	$ 2,358	$ 53

[1]	Reclassification adjustments included in Cost of revenue, Selling, general and administrative, Research and development and Results relating to equity-accounted investees in the Consolidated Statements of Operations.